TAXES (Tables)	12 Months Ended
Jun. 30, 2022
Income Tax Disclosure [Abstract]
SCHEDULE OF RECONCILIATION EFFECTIVE TAX

The following table reconciles the statutory rate to the Company’s effective tax:

	For the Years Ended June 30,
	2022	2021	2020
Income tax expense computed based on PRC statutory rate	$59,567	$485,121	$(2,093,097)
Effect of rate differential for Hong Kong and other outside PRC entities	(223,665)	(173,905)	(24,016)
Effect of PRC preferential tax rate	100,210	(117,514)	515,416
Change in valuation allowance	444,323	(223,729)	1,635,324
Surcharge on unpaid income tax	-	669,650	-
Income tax payable reserved	(3,163,806)	-	-
Permanent difference	5,503	30,030	130,910
Refund of prior years’ tax	-	(28,193)	-
Effective tax	$(2,777,868)	$641,460	$164,537

SCHEDULE OF COMPONENTS OF INCOME TAX EXPENSE (BENEFIT)

The provision for income tax consists of the following:

	For the Years Ended June 30,
	2022	2021	2020
Current income tax (benefit) expense	$(2,659,444)	$1,119,776	$25,423
Deferred income tax (benefit) expense	(118,424)	(478,316)	139,114
Total income tax (benefit) expense	$(2,777,868)	$641,460	$164,537

SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES

The Company’s deferred tax assets consist of the following:

	As of June 30, 2022	As of June 30, 2021

Deferred tax assets:
Net operating losses	$1,828,369	$1,223,699
Assets impairment reserve	451,538	471,634
Depreciation and others	(45,537)	56,642
Valuation allowance	(1,535,331)	(1,146,317)
Deferred tax assets, net	$699,039	$605,658

SCHEDULE OF TAXES PAYABLE

The Company’s taxes payable consists of the following:

	As of June 30, 2022	As of June 30, 2021

Corporate income tax payable	$1,536,225	$4,256,487
Other tax payable	21,436	186,705
Total taxes payable	$1,557,661	$4,443,192